Current assets - receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025
Current assets - receivables [Abstract]
Other debtors	$ 160	$ 143
Prepayments	348	65
Receivables	$ 508	$ 208